Income and Social Contribution Taxes - Summary of Reconciliation of Statutory on Income and Social Contribution Taxes (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reconciliation Of Expense On Income And Social Contribution Taxes [Abstract]
Profit before income and Social Contribution taxes	R$ 1,646	R$ 367	R$ 3,362
Income tax and Social Contribution tax - nominal expense	(560)	(125)	(1,143)
Tax effects applicable to:
Gain (loss) in subsidiaries by equity method (net of effects of Interest on Equity)	(129)	(132)	105
Interest on Equity		129	68
Gain on formation of Alianca Geracao			87
Gain on dilution of an equity interest	8
Deduction - Intangible assets of concession amortized - capital gain -Taesa		20
Non-deductiblecontributions and donations	(6)	(4)	(7)
Tax incentives	11	3	43
Tax credits not recognized		5	(1)
Difference between Presumed Profit and Real Profit	81	126	25
Non-deductiblepenalties	(14)	(16)	(10)
Excess reactive power and demand	(2)	(12)	(11)
Write-down of part of estimated losses for doubtful debtors		(22)	(32)
Others	(33)	(5)	(17)
Income tax and Social Contribution - effective gain (expense)	(644)	(33)	(893)
Current tax	(446)	(174)	(881)
Deferred tax	(198)	141	(12)
Income tax and Social Contribution - effective gain (expense)	R$ (644)	R$ (33)	R$ (893)
Effective rate	39.13%	8.99%	26.56%